Significant accounting policies - General (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Property, Plant and Equipment
Operating cycle of a portion of the Company's activities	1 year
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	20.00%
Maximum
Voting rights in joint ventures and affiliated companies
Percentage of voting rights in joint ventures and affiliated companies required for using the equity method of accounting	50.00%
Factories and office buildings | Minimum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	30 years
Factories and office buildings | Maximum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	40 years
Other facilities
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	15 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	15 years
Furniture and office equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of property, plant and equipment, average	8 years